Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 30, 2025	Dec. 30, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	95-1243678
Plan number	005
Total investments	$ 230,927,099
Participant loan, current value	3,257,645
Asset held for investment	$ 234,184,744
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Common stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 25,862,100	$ 28,624,645
Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	201,007,164
Investment, Identifier [Axis]: American States Water Company Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	25,066,421
Investment, Identifier [Axis]: Boston Partners Large Cap Value Equity CTF
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	7,638,361
Investment, Identifier [Axis]: Dodge & Cox International Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,057,835
Investment, Identifier [Axis]: Invesco Stable Value Trust Class B1
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	11,587,070
Investment, Identifier [Axis]: JP Morgan US Government Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	318,164
Investment, Identifier [Axis]: LSV U.S. Small Cap Value Equity Tier 7
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	735,654
Investment, Identifier [Axis]: PIMCO Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	795,679
Investment, Identifier [Axis]: Principal Diversified Real Asset Tier 3
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	865,326
Investment, Identifier [Axis]: Prudential Core Plus Bond Fund Trust Class 5
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	4,742,757
Investment, Identifier [Axis]: State Street Global All Cap Equity Ex U.S. Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	5,010,090
Investment, Identifier [Axis]: State Street Russell Small/Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	13,918,043
Investment, Identifier [Axis]: State Street S&P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	30,138,218
Investment, Identifier [Axis]: State Street U.S. Bond Index NL Series Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,532,005
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2005 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	133,121
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2010 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	24,653
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2015 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	686,163
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,347,932
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	13,740,537
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	14,379,244
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	15,490,167
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	12,075,304
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	10,712,930
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	12,663,643
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	7,181,973
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,813,426
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,599,999
Investment, Identifier [Axis]: T. Rowe Price | Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	97,035
Investment, Identifier [Axis]: William Blair Small Mid Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,412,146
Investment, Identifier [Axis]: Winslow Large Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 23,163,203